Income Taxes (Details) - Schedule of Significant Components of the Deferred Tax Assets - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Net operating loss carried forward	$ 654,588	$ 242,785
Unrealized foreign exchange loss	(36,521)	(31,229)
Total deferred tax assets	618,067	211,556
Valuation allowance	(468,938)	(211,556)	$ (51,244)
Deferred tax assets, net of valuation allowance	$ 149,129